Earnings (Loss) Per Unit	12 Months Ended
Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Earnings (Loss) Per Unit

Note 13. Earnings (Loss) Per Unit

The Company has structured its equity interests into three classes of units: Class A, Class B and Class C. Class A consisted of 8,500 units as of December 31, 2025 and December 31, 2024. During 2025, the Company granted 506 restricted Class B and 128 Class C units. Class B Units (otherwise known as Profit Interest Units) are subject to a service-based vesting schedule and have a Participation Threshold of $1,000 or $4,418 per unit. Class C units have a Participation Threshold of $6,394 per unit.

The Company computes its basic earnings (loss) per unit (“Basic EPU”) and diluted earnings (loss) per unit (“Diluted EPU”) using the two-class method. The allocation of earnings between Class A, Profit Interest Units and Class C units is determined based on their respective economic rights and target capital accounts in relation to the Company’s undistributed earnings. Basic EPU is computed as net income (loss) divided by the weighted-average number of units outstanding for the period. Diluted EPU reflects the potential dilution that could occur using the treasury stock and if-converted methods, as applicable.

As the Company incurred a net loss for the year ended December 31, 2025 and the Profit Interest Units are not obligated to share losses, the related Participation Threshold was not met for the year ended December 31, 2025, the Profit Interest Units were not eligible for distributions for both periods presented. As such, the Profit Interest Units are excluded from the Basic EPU computation, as their income allocation would be zero.

The Profit Interest Units are not convertible into Class A units and were therefore not considered under the if-converted method for the Diluted EPU computation. In addition, inclusion of the Profit Interest Units would have no dilutive impact on the Diluted EPU, as there were no earnings allocations as discussed above and their effect would be zero per unit. Accordingly, the Profit Interest Units were excluded from the Diluted EPU computation.

The Class C units were excluded from the Basic and Diluted EPU computation because the income distribution threshold was not met for the year ended December 31, 2025, therefore the earnings per share for Class C units is zero for the period presented.

Refer to the consolidated statements of operations for the computations of Basic and Diluted EPU. There were no adjustments to the numerator or denominator for the periods presented.